LOANS AND PAYMENT PLAN RECEIVABLES, Impaired Financing Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impaired loan with no allocated allowance [Abstract]
TDR		$ 1,782	$ 2,518
Non - TDR		1,107	203
Impaired loans with an allocated allowance [Abstract]
TDR - allowance based on collateral		3,527	4,810
TDR's allowance based on present value cash flow		72,613	81,002
Non - TDR - allowance based on collateral		491	260
Non - TDR - allowance based on present value cash flow		0	0
Total impaired loans		79,520	88,793
Amount of allowance for loan losses allocated [Abstract]
TDR - allowance based on collateral		1,868	2,436
TDR - allowance based on present value cash flow		7,146	8,471
Non - TDR - allowance based on collateral		138	76
Non - TDR - allowance based on present value cash flow		0	0
Total amount of allowance for loan losses allocated		9,152	10,983
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	2,891	2,727
Unpaid Principal Balance, with no related allowance recorded	[1]	5,191	3,744
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	76,940	86,404
Unpaid Principal Balance, with an allowance recorded	[1]	79,520	90,182
Recorded Investment	[1]	79,831	89,131
Unpaid Principal Balance	[1]	84,711	93,926
Related Allowance	[1]	9,152	10,983
Accrued interest included in recorded investment	[1]	311	338
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	1,913	7,628	$ 12,225
Interest Income Recognized, with No Related Allowance	[2]	84	739	469
Average Recorded Investment, with Related Allowance	[2]	83,258	97,018	107,692
Interest Income Recognized, with Related Allowance	[2]	3,552	3,835	4,565
Average Recorded Investment	[2]	85,171	104,646	119,917
Interest Income Recognized	[2]	3,636	4,574	5,034
Commercial [Member] | Income Producing - Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	517	641
Unpaid Principal Balance, with no related allowance recorded	[1]	768	851
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	7,737	8,377
Unpaid Principal Balance, with an allowance recorded	[1]	7,880	9,232
Recorded Investment	[1]	8,254	9,018
Unpaid Principal Balance	[1]	8,648	10,083
Related Allowance	[1]	554	516
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	609	4,520	7,660
Interest Income Recognized, with No Related Allowance	[2]	2	387	250
Average Recorded Investment, with Related Allowance	[2]	8,069	12,677	12,772
Interest Income Recognized, with Related Allowance	[2]	427	439	677
Average Recorded Investment	[2]	8,678	17,197	20,432
Interest Income Recognized	[2]	429	826	927
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	31	818
Unpaid Principal Balance, with no related allowance recorded	[1]	709	1,393
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	239	1,690
Unpaid Principal Balance, with an allowance recorded	[1]	244	1,778
Recorded Investment	[1]	270	2,508
Unpaid Principal Balance	[1]	953	3,171
Related Allowance	[1]	36	296
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	330	952	1,145
Interest Income Recognized, with No Related Allowance	[2]	7	79	64
Average Recorded Investment, with Related Allowance	[2]	1,129	2,219	3,939
Interest Income Recognized, with Related Allowance	[2]	31	54	149
Average Recorded Investment	[2]	1,459	3,171	5,084
Interest Income Recognized	[2]	38	133	213
Commercial [Member] | Commercial and Industrial [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	2,341	1,245
Unpaid Principal Balance, with no related allowance recorded	[1]	3,261	1,241
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	4,902	4,097
Unpaid Principal Balance, with an allowance recorded	[1]	5,246	4,439
Recorded Investment	[1]	7,243	5,342
Unpaid Principal Balance	[1]	8,507	5,680
Related Allowance	[1]	1,654	1,896
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	961	2,125	3,351
Interest Income Recognized, with No Related Allowance	[2]	54	257	152
Average Recorded Investment, with Related Allowance	[2]	5,723	6,663	8,500
Interest Income Recognized, with Related Allowance	[2]	189	104	294
Average Recorded Investment	[2]	6,684	8,788	11,851
Interest Income Recognized	[2]	243	361	446
Mortgage [Member] | 1-4 Family [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	2	23
Unpaid Principal Balance, with no related allowance recorded	[1]	387	183
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	41,701	47,792
Unpaid Principal Balance, with an allowance recorded	[1]	43,479	49,808
Recorded Investment	[1]	41,703	47,815
Unpaid Principal Balance	[1]	43,866	49,991
Related Allowance	[1]	4,100	5,132
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	10	19	29
Interest Income Recognized, with No Related Allowance	[2]	16	11	0
Average Recorded Investment, with Related Allowance	[2]	44,923	50,421	55,877
Interest Income Recognized, with Related Allowance	[2]	1,918	2,140	2,286
Average Recorded Investment	[2]	44,933	50,440	55,906
Interest Income Recognized	[2]	1,934	2,151	2,286
Mortgage [Member] | Resort Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	16,898	18,148
Unpaid Principal Balance, with an allowance recorded	[1]	16,931	18,319
Recorded Investment	[1]	16,898	18,148
Unpaid Principal Balance	[1]	16,931	18,319
Related Allowance	[1]	2,453	2,662
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	12	40
Interest Income Recognized, with No Related Allowance	[2]	0	0	1
Average Recorded Investment, with Related Allowance	[2]	17,544	18,448	19,458
Interest Income Recognized, with Related Allowance	[2]	619	670	753
Average Recorded Investment	[2]	17,544	18,460	19,498
Interest Income Recognized	[2]	619	670	754
Mortgage [Member] | Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	235	168
Unpaid Principal Balance, with an allowance recorded	[1]	242	172
Recorded Investment	[1]	235	168
Unpaid Principal Balance	[1]	242	172
Related Allowance	[1]	10	9
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	0
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	226	161	160
Interest Income Recognized, with Related Allowance	[2]	10	8	6
Average Recorded Investment	[2]	226	161	160
Interest Income Recognized	[2]	10	8	6
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	315	244
Unpaid Principal Balance, with an allowance recorded	[1]	398	325
Recorded Investment	[1]	315	244
Unpaid Principal Balance	[1]	398	325
Related Allowance	[1]	16	15
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	0
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	248	172	57
Interest Income Recognized, with Related Allowance	[2]	14	13	2
Average Recorded Investment	[2]	248	172	57
Interest Income Recognized	[2]	14	13	2
Installment [Member] | Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	66	76
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	1,994	2,364
Unpaid Principal Balance, with an allowance recorded	[1]	2,117	2,492
Recorded Investment	[1]	1,994	2,364
Unpaid Principal Balance	[1]	2,183	2,568
Related Allowance	[1]	118	143
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	0
Interest Income Recognized, with No Related Allowance	[2]	5	5	2
Average Recorded Investment, with Related Allowance	[2]	2,185	2,539	2,837
Interest Income Recognized, with Related Allowance	[2]	147	176	174
Average Recorded Investment	[2]	2,185	2,539	2,837
Interest Income Recognized	[2]	152	181	176
Installment [Member] | Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	2,415	2,929
Unpaid Principal Balance, with an allowance recorded	[1]	2,443	2,951
Recorded Investment	[1]	2,415	2,929
Unpaid Principal Balance	[1]	2,443	2,951
Related Allowance	[1]	182	271
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	3	0	0
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	2,661	3,055	3,359
Interest Income Recognized, with Related Allowance	[2]	162	193	188
Average Recorded Investment	[2]	2,664	3,055	3,359
Interest Income Recognized	[2]	162	193	188
Installment [Member] | Loans Not Secured By Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	504	587
Unpaid Principal Balance, with an allowance recorded	[1]	540	658
Recorded Investment	[1]	504	587
Unpaid Principal Balance	[1]	540	658
Related Allowance	[1]	29	42
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	0
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	546	653	719
Interest Income Recognized, with Related Allowance	[2]	35	37	35
Average Recorded Investment	[2]	546	653	719
Interest Income Recognized	[2]	35	37	35
Installment [Member] | Other [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance recorded	[1]	0	0
Unpaid Principal Balance, with no related allowance recorded	[1]	0	0
With no related allowance recorded	[1]	0	0
Recorded Investment, with an allowance recorded	[1]	0	8
Unpaid Principal Balance, with an allowance recorded	[1]	0	8
Recorded Investment	[1]	0	8
Unpaid Principal Balance	[1]	0	8
Related Allowance	[1]	0	1
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	[2]	0	0	0
Interest Income Recognized, with No Related Allowance	[2]	0	0	0
Average Recorded Investment, with Related Allowance	[2]	4	10	14
Interest Income Recognized, with Related Allowance	[2]	0	1	1
Average Recorded Investment	[2]	4	10	14
Interest Income Recognized	[2]	$ 0	$ 1	$ 1

[1]	There were no impaired payment plan receivables or purchased mortgage loans at December 31, 2016 or 2015.
[2]	There were no impaired payment plan receivables or purchased mortgage loans during the years ending December 31, 2016, 2015 and 2014.